Accrued liabilities and other liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current
Rebates payable to customers	$ 2,209	$ 3,257
VAT and other taxes payable	3,548	2,659
Security deposit received from customers	551	686
Accrued employee benefits	3,980	2,741
Accrued professional fees	3,359	4,167
Accrued marketing and hosting expense	1,342	1,831
Others	1,359	788
Accrued liabilities and other current liabilities	16,348	$ 16,129
Non-current
Deferred other income	$ 673